Accounts Receivable - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reduction in unbilled accounts receivable	CAD (244)	CAD 93
Accounts Receivable - Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reduction in unbilled accounts receivable	CAD (121)